Pioneer Corporate High Yield Fund

Schedule of Investments | November 30, 2019

Ticker Symbols: Class A HYCAX Class C HYCCX Class Y HYCYX

Schedule of Investments | 11/30/19 (unaudited)

Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS - 98.5%
	CORPORATE BONDS - 92.1% of Net Assets
	Advertising - 0.7%
168,000	MDC Partners, Inc., 6.5%, 5/1/24 (144A)	$152,880
	Total Advertising	$152,880
	Aerospace & Defense - 1.5%
100,000	Bombardier, Inc., 6.0%, 10/15/22 (144A)	$100,250
83,000	Bombardier, Inc., 7.5%, 3/15/25 (144A)	84,037
115,000	Bombardier, Inc., 7.875%, 4/15/27 (144A)	115,685
	Total Aerospace & Defense	$299,972
	Auto Manufacturers - 0.5%
104,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	$108,472
	Total Auto Manufacturers	$108,472
	Auto Parts & Equipment - 1.5%
204,000	American Axle & Manufacturing, Inc., 6.25%, 3/15/26	$203,745
129,000	Titan International, Inc., 6.5%, 11/30/23	106,748
	Total Auto Parts & Equipment	$310,493
	Banks - 3.5%
200,000(a)(b)	Barclays Plc, 7.75% (5 Year USD Swap Rate + 484 bps)	$216,000
95,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	93,635
90,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	89,325
121,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/25 (144A)	119,149
200,000(a)(b)	UBS Group AG, 7.0% (5 Year USD Swap Rate + 434 bps) (144A)	216,750
	Total Banks	$734,859
	Building Materials - 2.4%
41,000	American Woodmark Corp., 4.875%, 3/15/26 (144A)	$41,689
60,000	Builders FirstSource, Inc., 5.625%, 9/1/24 (144A)	62,400
90,000	Builders FirstSource, Inc., 6.75%, 6/1/27 (144A)	97,164
79,000	Patrick Industries, Inc., 7.5%, 10/15/27 (144A)	83,290
99,000	Standard Industries, Inc., 4.75%, 1/15/28 (144A)	102,218
94,000	Summit Material LLC/Summit Materials Finance Corp., 6.5%, 3/15/27 (144A)	100,345
	Total Building Materials	$487,106
	Chemicals - 2.6%
150,000	CF Industries, Inc., 5.375%, 3/15/44	$160,125
76,000	Chemours Co., 7.0%, 5/15/25	70,300
88,000	NOVA Chemicals Corp., 5.0%, 5/1/25 (144A)	88,440
100,000	Olin Corp., 5.0%, 2/1/30	99,250
28,000	Olin Corp., 5.625%, 8/1/29	29,190
106,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.375%, 9/1/25 (144A)	106,136
	Total Chemicals	$553,441
	Coal - 0.5%
116,000	SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.5%, 6/15/25 (144A)	$104,980
	Total Coal	$104,980
	Commercial Services - 5.8%
30,000	Ashtead Capital, Inc., 4.0%, 5/1/28 (144A)	$30,037
20,000	Ashtead Capital, Inc., 4.25%, 11/1/29 (144A)	20,200
101,000	Brink's Co., 4.625%, 10/15/27 (144A)	103,778
144,000	Cardtronics, Inc./Cardtronics US.A., Inc., 5.5%, 5/1/25 (144A)	148,964
78,000	GW B-CR Security Corp., 9.5%, 11/1/27 (144A)	81,120
106,000	Herc Holdings, Inc., 5.5%, 7/15/27 (144A)	110,902
53,000	Hertz Corp., 7.125%, 8/1/26 (144A)	56,445
35,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.25%, 4/15/24 (144A)	36,050
55,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26 (144A)	57,449
93,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (144A)	97,766
200,000	Sotheby's, 7.375%, 10/15/27 (144A)	195,250
35,000	United Rentals North America, Inc., 3.875%, 11/15/27	35,306
44,000	United Rentals North America, Inc., 5.25%, 1/15/30	46,750
94,000	United Rentals North America, Inc., 6.5%, 12/15/26	102,611
96,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	103,200
	Total Commercial Services	$1,225,828
	Computers - 0.7%
150,000	Western Digital Corp., 4.75%, 2/15/26	$154,500
	Total Computers	$154,500
	Distribution & Wholesale - 0.8%
175,000	Wolverine Escrow LLC, 8.5%, 11/15/24 (144A)	$176,379
	Total Distribution & Wholesale	$176,379
	Diversified Financial Services - 1.1%
17,000	Nationstar Mortgage Holdings, Inc., 8.125%, 7/15/23 (144A)	$18,190
172,000	Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/26 (144A)	190,060
30,000	Springleaf Finance Corp., 5.375%, 11/15/29	30,900
	Total Diversified Financial Services	$239,150
	Electric - 1.8%
60,000	Clearway Energy Operating LLC, 5.75%, 10/15/25	$63,000
145,185	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	157,526
40,000	Talen Energy Supply LLC, 6.625%, 1/15/28 (144A)	39,200
31,000	Talen Energy Supply LLC, 7.25%, 5/15/27 (144A)	31,637
Principal Amount USD ($)		Value
	Electric - (continued)
72,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	$75,614
	Total Electric	$366,977
	Energy-Alternate Sources - 0.4%
75,000	TerraForm Power Operating LLC, 4.75%, 1/15/30 (144A)	$75,371
	Total Energy-Alternate Sources	$75,371
	Entertainment - 2.2%
101,000	Enterprise Development Authority, 12.0%, 7/15/24 (144A)	$114,635
15,000	Penn National Gaming, Inc., 5.625%, 1/15/27 (144A)	15,563
30,000	Scientific Games International, Inc., 7.0%, 5/15/28 (144A)	31,275
30,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	31,350
210,000	Scientific Games International, Inc., 8.25%, 3/15/26 (144A)	227,346
51,000	Scientific Games International, Inc., 10.0%, 12/1/22	52,352
	Total Entertainment	$472,521
	Environmental Control - 2.2%
100,000	Covanta Holding Corp., 6.0%, 1/1/27	$104,750
143,000	GFL Environmental, Inc., 5.375%, 3/1/23 (144A)	143,715
55,000	GFL Environmental, Inc., 8.5%, 5/1/27 (144A)	58,537
142,000	Tervita Corp., 7.625%, 12/1/21 (144A)	141,984
	Total Environmental Control	$448,986
	Food - 4.3%
98,000	Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC, 5.75%, 3/15/25	$99,960
54,000	Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC, 5.875%, 2/15/28 (144A)	56,497
30,000	Albertsons Cos. LLC/Safeway, Inc./New Albertsons LP/Albertson's LLC, 7.5%, 3/15/26 (144A)	33,225
200,000	FAGE International S.A./FAGE US.A. Dairy Industry, Inc., 5.625%, 8/15/26 (144A)	174,500
114,000	Ingles Markets, Inc., 5.75%, 6/15/23	116,280
96,000	JBS US.A. LUX S.A./JBS US.A. Finance, Inc., 6.75%, 2/15/28 (144A)	105,950
65,000	JBS US.A. LUX S.A./JBS US.A. Food Co./JBS US.A. Finance, Inc., 5.5%, 1/15/30 (144A)	69,306
30,000	JBS US.A. LUX S.A./JBS US.A. Food Co./JBS US.A. Finance, Inc., 6.5%, 4/15/29 (144A)	33,225
60,000	Pilgrim's Pride Corp., 5.875%, 9/30/27 (144A)	64,800
135,000	Simmons Foods, Inc., 5.75%, 11/1/24 (144A)	130,613
	Total Food	$884,356
	Forest Products & Paper - 1.2%
115,000	Mercer International, Inc., 7.375%, 1/15/25 (144A)	$122,165
110,000	Schweitzer-Mauduit International, Inc., 6.875%, 10/1/26 (144A)	118,250
	Total Forest Products & Paper	$240,415
	Healthcare-Services - 3.8%
120,000	BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/27 (144A)	$113,700
20,000	Centene Corp., 4.25%, 12/15/27 (144A)	20,575
45,000	Centene Corp., 4.625%, 12/15/29 (144A)	47,194
55,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/23	54,312
150,000	HCA, Inc., 5.375%, 2/1/25	165,750
29,000	HCA, Inc., 5.625%, 9/1/28	32,770
19,000	HCA, Inc., 5.875%, 2/1/29	21,707
142,000	Surgery Centre Holdings, Inc., 10.0%, 4/15/27 (144A)	149,100
60,000	Tenet Healthcare Corp., 4.875%, 1/1/26 (144A)	62,325
50,000	Tenet Healthcare Corp., 5.125%, 11/1/27 (144A)	52,250
98,000	WellCare Health Plans, Inc., 5.25%, 4/1/25	102,533
	Total Healthcare-Services	$822,216
	Holding Companies-Divers - 0.4%
80,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.5%, 6/1/24 (144A)	$77,200
	Total Holding Companies-Divers	$77,200
	Home Builders - 4.4%
190,000	Beazer Homes US.A., Inc., 6.75%, 3/15/25	$196,650
30,000	Beazer Homes US.A., Inc., 7.25%, 10/15/29 (144A)	31,650
110,000	Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 9/15/27 (144A)	114,950
140,000	KB Home, 6.875%, 6/15/27	159,475
192,000	Lennar Corp., 4.75%, 11/15/22	202,216
189,000	Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.875%, 4/15/23 (144A)	202,703
	Total Home Builders	$907,644
	Insurance - 0.4%
70,000	CNO Financial Group, Inc., 5.25%, 5/30/29	$77,565
	Total Insurance	$77,565
	Internet - 0.7%
136,000	Netflix, Inc., 5.375%, 11/15/29 (144A)	$143,154
	Total Internet	$143,154
	Iron & Steel - 0.6%
100,000	Commercial Metals Co., 5.375%, 7/15/27	$103,500
30,000	Commercial Metals Co., 5.75%, 4/15/26	31,087
	Total Iron & Steel	$134,587
	Leisure Time - 0.8%
96,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	$100,080
50,000	VOC Escrow, Ltd., 5.0%, 2/15/28 (144A)	52,459
	Total Leisure Time	$152,539
Principal Amount USD ($)		Value
	Lodging - 0.3%
65,000	MGM Resorts International, 5.5%, 4/15/27	$71,419
	Total Lodging	$71,419
	Machinery-Diversified - 0.5%
111,000	Cloud Crane LLC, 10.125%, 8/1/24 (144A)	$114,607
	Total Machinery-Diversified	$114,607
	Media - 8.6%
200,000	Altice Luxembourg S.A., 10.5%, 5/15/27 (144A)	$226,800
90,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	92,475
194,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.5%, 5/1/26 (144A)	204,670
137,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24 (144A)	150,912
200,000	CSC Holdings LLC, 5.5%, 5/15/26 (144A)	211,282
200,000	CSC Holdings LLC, 5.5%, 4/15/27 (144A)	212,750
103,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/27 (144A)	100,395
93,000	Gray Television, Inc., 7.0%, 5/15/27 (144A)	102,997
200,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (144A)	206,250
100,000	Sinclair Television Group, Inc., 5.875%, 3/15/26 (144A)	104,180
35,000	Sirius XM Radio, Inc., 4.625%, 7/15/24 (144A)	36,663
100,000	Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)	105,625
30,000	Sirius XM Radio, Inc., 5.5%, 7/1/29 (144A)	32,213
	Total Media	$1,787,212
	Mining - 1.8%
16,000	Coeur Mining, Inc., 5.875%, 6/1/24	$15,920
143,000	Freeport-McMoRan, Inc., 5.25%, 9/1/29	147,111
98,000	Hudbay Minerals, Inc., 7.25%, 1/15/23 (144A)	100,450
100,000	Novelis Corp., 5.875%, 9/30/26 (144A)	104,750
	Total Mining	$368,231
	Miscellaneous Manufacturers - 1.5%
193,000	Amsted Industries, Inc., 5.375%, 9/15/24 (144A)	$198,066
120,000	EnPro Industries, Inc., 5.75%, 10/15/26	127,200
	Total Miscellaneous Manufacturers	$325,266
	Oil & Gas - 9.3%
85,000	Ensign Drilling, Inc., 9.25%, 4/15/24 (144A)	$74,694
68,000	Great Western Petroleum LLC/Great Western Finance Corp., 9.0%, 9/30/21 (144A)	55,080
170,000	Indigo Natural Resources LLC, 6.875%, 2/15/26 (144A)	154,275
121,000	Jagged Peak Energy LLC, 5.875%, 5/1/26	122,241
224,000	MEG Energy Corp., 7.0%, 3/31/24 (144A)	219,660
200,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	199,260
142,000	Oasis Petroleum, Inc., 6.875%, 3/15/22	132,681
48,000	Parkland Fuel Corp., 5.875%, 7/15/27 (144A)	51,360
150,000	Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/27 (144A)	155,063
202,000	PBF Holding Co. LLC/PBF Finance Corp., 7.0%, 11/15/23	209,888
144,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	122,177
80,000	SM Energy Co., 6.125%, 11/15/22	78,000
56,000	SM Energy Co., 6.75%, 9/15/26	50,960
123,000	Transocean Sentry, Ltd., 5.375%, 5/15/23 (144A)	123,000
65,000	Transocean, Inc., 7.25%, 11/1/25 (144A)	58,013
160,000	Whiting Petroleum Corp., 6.25%, 4/1/23	111,200
20,000	WPX Energy, Inc., 5.25%, 10/15/27	19,999
	Total Oil & Gas	$1,937,551
	Oil & Gas Services - 1.5%
100,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	$102,960
70,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	68,950
194,000	FTS International, Inc., 6.25%, 5/1/22	109,125
34,000	US.A. Compression Partners LP/US.A. Compression Finance Corp., 6.875%, 9/1/27 (144A)	34,775
	Total Oil & Gas Services	$315,810
	Packaging & Containers - 2.8%
200,000	Ardagh Packaging Finance Plc/Ardagh Holdings US.A., Inc., 6.0%, 2/15/25 (144A)	$210,000
125,000	Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	148,437
143,000	Greif, Inc., 6.5%, 3/1/27 (144A)	152,652
100,000	Plastipak Holdings, Inc., 6.25%, 10/15/25 (144A)	84,250
	Total Packaging & Containers	$595,339
	Pharmaceuticals - 3.6%
91,000	Bausch Health Americas, Inc., 8.5%, 1/31/27 (144A)	$103,058
70,000	Bausch Health Cos., Inc., 5.5%, 11/1/25 (144A)	73,150
63,000	Bausch Health Cos., Inc., 5.875%, 5/15/23 (144A)	63,787
36,000	Bausch Health Cos., Inc., 7.0%, 1/15/28 (144A)	39,444
36,000	Bausch Health Cos., Inc., 7.25%, 5/30/29 (144A)	40,333
200,000	Horizon Pharma US.A., Inc., 5.5%, 8/1/27 (144A)	210,631
80,000	Par Pharmaceutical, Inc., 7.5%, 4/1/27 (144A)	75,600
155,000	Teva Pharmaceutical Finance Netherlands III BV, 2.8%, 7/21/23	139,888
	Total Pharmaceuticals	$745,891
	Pipelines - 5.8%
129,000	American Midstream Partners LP/American Midstream Finance Corp., 9.5%, 12/15/21 (144A)	$121,260
20,000	Cheniere Energy Partners LP, 4.5%, 10/1/29 (144A)	20,106
95,000	Cheniere Energy Partners LP, 5.625%, 10/1/26	99,986
101,000	DCP Midstream Operating LP, 3.875%, 3/15/23	102,515
Principal Amount USD ($)		Value
	Pipelines - (continued)
20,000	DCP Midstream Operating LP, 5.375%, 7/15/25	$21,300
100,000	DCP Midstream Operating LP, 5.6%, 4/1/44	95,500
6,000	EnLink Midstream LLC, 5.375%, 6/1/29	5,083
100,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.5%, 10/1/25	90,498
167,000	Global Partners LP/GLP Finance Corp., 7.0%, 6/15/23	171,175
29,000	Global Partners LP/GLP Finance Corp., 7.0%, 8/1/27 (144A)	30,312
75,000	Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp., 5.625%, 2/15/26 (144A)	78,000
65,000	Hess Midstream Partners LP, 5.125%, 6/15/28 (144A)	65,748
200,000	PBF Logistics LP/PBF Logistics Finance Corp., 6.875%, 5/15/23	206,070
100,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.0%, 1/15/28	99,254
27,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.5%, 7/15/27 (144A)	28,797
	Total Pipelines	$1,235,604
	REITs - 2.0%
100,000	Iron Mountain, Inc., 4.875%, 9/15/27 (144A)	$102,750
100,000	Iron Mountain, Inc., 5.75%, 8/15/24	101,321
135,000	iStar, Inc., 4.75%, 10/1/24	138,628
66,000	MPT Operating Partnership LP/MPT Finance Corp., 4.625%, 8/1/29	69,216
	Total REITs	$411,915
	Retail - 1.4%
80,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$72,800
93,000	Golden Nugget, Inc., 8.75%, 10/1/25 (144A)	98,580
140,000	Michaels Stores, Inc., 8.0%, 7/15/27 (144A)	134,400
	Total Retail	$305,780
	Software - 0.2%
39,000	Rackspace Hosting, Inc., 8.625%, 11/15/24 (144A)	$37,732
	Total Software	$37,732
	Telecommunications - 7.9%
100,000	CenturyLink, Inc., 6.45%, 6/15/21	$105,000
138,000	CommScope Technologies LLC, 6.0%, 6/15/25 (144A)	133,170
35,000	CommScope, Inc., 8.25%, 3/1/27 (144A)	35,173
100,000	Frontier Communications Corp., 8.5%, 4/1/26 (144A)	98,750
75,000	Frontier Communications Corp., 11.0%, 9/15/25	34,500
150,000	Hughes Satellite Systems Corp., 5.25%, 8/1/26	162,750
125,000	Intelsat Jackson Holdings S.A., 5.5%, 8/1/23	99,338
40,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	40,700
150,000	Level 3 Financing, Inc., 5.375%, 5/1/25	155,250
185,000	Sprint Corp., 7.125%, 6/15/24	199,337
114,000	Sprint Corp., 7.25%, 9/15/21	120,897
50,000	Sprint Corp., 7.625%, 2/15/25	54,765
125,000	Sprint Corp., 7.625%, 3/1/26	136,400
100,000	T-Mobile US.A., Inc., 4.75%, 2/1/28	104,625
155,000	Windstream Services LLC/Windstream Finance Corp., 8.625%, 10/31/25 (144A)	146,475
	Total Telecommunications	$1,627,130
	Toys & Games & Hobbies - 0.1%
30,000	Mattel, Inc., 5.875%, 12/15/27 (144A)	$30,378
	Total Toys & Games & Hobbies	$30,378
	TOTAL CORPORATE BONDS
	(Cost $18,982,560)	$19,261,456
	SENIOR SECURED FLOATING RATE LOAN INTERESTS - 1.6% of Net Assets* (c)
	Diversified & Conglomerate Service - 0.5%
112,048	Filtration Group Corp., Initial Dollar Term Loan, 5.112% (LIBOR + 300 bps), 3/29/25	$112,503
	Total Diversified & Conglomerate Service	$112,503
	Healthcare, Education & Childcare - 0.5%
91,350	Regionalcare Hospital Partners Holdings, Inc., First Lien Term B Loan, 6.645% (LIBOR + 450 bps), 11/16/25	$91,911
	Total Healthcare, Education & Childcare	$91,911
	Metals & Mining - 0.3%
54,313	Aleris International, Inc., Initial Term Loan, 6.862% (LIBOR + 475 bps), 2/27/23	$54,448
	Total Metals & Mining	$54,448
	Oil & Gas - 0.1%
37,751	Encino Acquisition Partners Holdings LLC, Second Lien Initial Term Loan, 8.862% (LIBOR + 675 bps), 10/29/25	$26,803
	Total Oil & Gas	$26,803
	Personal, Food & Miscellaneous Services - 0.2%
66,400	Revlon Consumer Products Corp., Initial Term B Loan, 5.624% (LIBOR + 350 bps), 9/7/23	$48,970
	Total Personal, Food & Miscellaneous Services	$48,970
	TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
	(Cost $356,199)	$334,635
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.8% of Net Assets
300,000(d)	U. S. Treasury Bill, 12/3/19	$ 299,987
700,000(d)	U. S. Treasury Bill, 12/17/19	699,537
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $999,497)	$999,524
Principal Amount USD ($)		Value
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.5%
	(Cost $20,338,256)	$20,595,615
	OTHER ASSETS AND LIABILITIES - 1.5%	$308,298
	NET ASSETS - 100.0%	$20,903,913

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At November 30, 2019, the value of these securities amounted to $12,495,697, or 59.8% of net assets.

*
Senior secured floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at November 30, 2019.

(a)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at November 30, 2019.
(b)	Security is perpetual in nature and has no stated maturity date.
(c)	Floating rate note. Coupon rate, reference index and spread shown at November 30, 2019.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.

SWAP CONTRACT

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT - SELL PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation	Market Value
316,800	Markit CDX North America High Yield Index Series 32	Receive	5.00%	6/20/24	$(1,496)	$30,040	$28,544

(1)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
(2)	Receives quarterly.

Principal amounts are denominated in U.S. dollars ("USD") unless otherwise noted.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$19,261,456	$–	$19,261,456
Senior Secured Floating Rate Loan Interests	–	334,635	–	334,635
U.S. Government and Agency Obligations	–	999,524	–	999,524
Total Investments in Securities	$–	$20,595,615	$–	$20,595,615
Other Financial Instruments
Swap contracts, at value	$–	$28,544	$–	$28,544
Total Other Financial Instruments	$–	$28,544	$–	$28,544

For the three months ended November 30, 2019, there were no transfers between Levels 1, 2 and 3.